RECEIVABLES (Tables)	12 Months Ended
Nov. 30, 2018
Trade and other receivables [abstract]
Schedule of trade receivable
	2018	2017
	$	$
Accounts receivable	151,362	-
Sales tax receivable	30,705	26,358
Other receivables	-	10,000

	182,067	36,358